Presentation of Financial Information (Q2) (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gross interchange and debit card transaction fees	$ 401,000			$ 733,000
Network costs	280,000		$ 140,000	467,000	$ 227,000
Interchange and debit card transaction fees	$ 121,219		$ 223,329	$ 266,754	$ 415,722
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect		$ 197,000				$ 0